Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities
Investment Securities

(2) Investment Securities

        The amortized cost and estimated fair value by type of investment security at December 31, 2011 are as follows:

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,450	$—	$—	$2,450	$2,450

Total investment securities	$2,450	$—	$—	$2,450	$2,450

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$4,851,747	$128,196	$(10,680)	$4,969,263	$4,969,263
Obligations of states and political subdivisions	211,523	14,449	(1,211)	224,761	224,761
Equity securities	18,825	1,115	(49)	19,891	19,891

Total investment securities	$5,082,095	$143,760	$(11,940)	$5,213,915	$5,213,915

(1)
Included in the carrying value of residential mortgage-backed securities are $3,008,935 of mortgage-backed securities issued by Ginnie Mae, $1,920,723 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and $39,605 issued by non-government entities

        The amortized cost and estimated fair value of investment securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	Held to Maturity		Available for Sale
	Amortized Cost	Estimated fair value	Amortized Cost	Estimated fair value
	(Dollars in Thousands)
Due in one year or less	$1,125	$1,125	$—	$—
Due after one year through five years	1,325	1,325	636	641
Due after five years through ten years	—	—	4,068	4,149
Due after ten years	—	—	206,819	219,971
Residential mortgage-backed securities	—	—	4,851,747	4,969,263
Equity securities	—	—	18,825	19,891

Total investment securities	$2,450	$2,450	$5,082,095	$5,213,915

        The amortized cost and estimated fair value by type of investment security at December 31, 2010 are as follows:

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,450	$—	$—	$2,450	$2,450

Total investment securities	$2,450	$—	$—	$2,450	$2,450

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
U.S. Treasury securities	$1,327	$—	$—	$1,327	$1,327
Residential mortgage-backed securities	4,876,573	77,741	(29,846)	4,924,468	4,924,468
Obligations of states and political subdivisions	150,122	636	(4,761)	145,997	145,997
Equity securities	13,825	864	(24)	14,665	14,665

Total investment securities	$5,041,847	$79,241	$(34,631)	$5,086,457	$5,086,457

(1)
Included in the carrying value of residential mortgage-backed securities are $2,326,378 of mortgage-backed securities issued by Ginnie Mae, $2,552,062 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and $46,028 issued by non-government entities

        Residential mortgage-backed securities are securities issued by Freddie Mac, Fannie Mae, Ginnie Mae or non-government entities. Investments in residential mortgage-backed securities issued by Ginnie Mae are fully guaranteed by the U.S. Government. Investments in mortgage-backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. Government, however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008.

        The amortized cost and fair value of available for sale investment securities pledged to qualify for fiduciary powers, to secure public monies as required by law, repurchase agreements and short-term fixed borrowings was $2,624,520,000 and $2,717,496,000, respectively, at December 31, 2011.

        Proceeds from the sale and call of securities available-for-sale were $1,102,849,000, $1,149,021,000 and $579,099,000 during 2011, 2010 and 2009, respectively, which amounts included $1,095,815,000, $1,133,610,000 and $544,305,000 of mortgage-backed securities. Gross gains of $17,318,000, $33,223,000 and $11,980,000 and gross losses of $33,000, $14,000 and $24,000 were realized on the sales in 2011, 2010 and 2009, respectively.

        Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$—	$—	$39,605	$(10,680)	$39,605	$(10,680)
Obligations of states and political subdivisions	9,531	(315)	3,398	(896)	12,929	(1,211)
Equity securities	3,485	(16)	42	(33)	3,527	(49)

	$13,016	$(331)	$43,045	$(11,609)	$56,061	$(11,940)

        Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2010 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$1,166,720	$(19,192)	$46,028	$(10,654)	$1,212,748	$(29,846)
Obligations of states and political subdivisions	97,701	(4,666)	355	(95)	98,056	(4,761)
Equity securities	4,988	(12)	63	(12)	5,051	(24)

	$1,269,409	$(23,870)	$46,446	$(10,761)	$1,315,855	$(34,631)

        The unrealized losses on investments in residential mortgage-backed securities are primarily caused by changes in market interest rates. Residential mortgage-backed securities are primarily securities issued by Freddie Mac, Fannie Mae and Ginnie Mae. The contractual cash obligations of the securities issued by Ginnie Mae are fully guaranteed by the U.S. Government. The contractual cash obligations of the securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. Government; however, the Company believes that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008. The decrease in fair value on residential mortgage-backed securities issued by Freddie Mac, Fannie Mae and Ginnie Mae is due to market interest rates. The Company has no intent to sell and will more than likely not be required to sell before a market price recovery or maturity of the securities; therefore, it is the conclusion of the Company that the investments in residential mortgage-backed securities issued by Freddie Mac, Fannie Mae and Ginnie Mae are not considered other-than-temporarily impaired. In addition, the Company has a small investment in non-agency residential mortgage-backed securities that have strong credit backgrounds and include additional credit enhancements to protect the Company from losses arising from high foreclosure rates. These securities have additional market volatility beyond economically induced interest rate events. It is the conclusion of the Company that the investments in non-agency residential mortgage-backed securities are other-than-temporarily impaired due to both credit and other than credit issues. An impairment charge of $977,000 ($635,000, after tax), was recorded in 2011 on the non-agency residential mortgage backed securities. An impairment charge of $8,416,000 ($5,470,000, after tax), was recorded in 2010 on the non-agency residential mortgage backed securities. The impairment charges represent the credit related impairment on the securities.

        The unrealized losses on investments in other securities are caused by fluctuations in market interest rates. The underlying cash obligations of the securities are guaranteed by the entity underwriting the debt instrument. It is the belief of the Company that the entity issuing the debt will honor its interest payment schedule, as well as the full debt at maturity. The securities are purchased by the Company for their economic value. The decrease in fair value is primarily due to market interest rates and not other factors, and because the Company has no intent to sell and will more than likely not be required to sell before a market price recovery or maturity of the securities, it is the conclusion of the Company that the investments are not considered other-than-temporarily impaired.

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2011(in Thousands):

Balance at December 31, 2010	$8,416
Impairment charges recognized during period	977

Balance at December 31, 2011	$9,393

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2010 (in Thousands):

Balance at December 31, 2009	$—
Impairment charges recognized during period	8,416

Balance at December 31, 2010	$8,416